ACCOUNTS PAYABLE - Disclosure of accounts payable (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Trade And Other Payable [Line Items]
Accounts payable	$ 608,385	$ 242,278
Professional fees [Member]
Trade And Other Payable [Line Items]
Accounts payable	92,078	74,178
Funds to be returned to investors [Member]
Trade And Other Payable [Line Items]
Accounts payable	43,046	43,046
Advertising costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	42,241	5,164
Due to former shareholder of Tetra [Member]
Trade And Other Payable [Line Items]
Accounts payable	222,771	0
Payroll [Member]
Trade And Other Payable [Line Items]
Accounts payable	33,173	0
Development costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	123,334	77,675
Other [Member]
Trade And Other Payable [Line Items]
Accounts payable	$ 51,742	$ 42,215